9. STOCK BASED COMPENSATION (Annual Report)	12 Months Ended
Dec. 31, 2012
Annual Report
STOCK BASED COMPENSATION

9.	STOCK BASED COMPENSATION

During the periods ended December 31, 2012 and 2011 the Company granted restricted stock to independent contractors and consultants for payment of services.

On April 2, 2010 the Company adopted its 2010 Equity Incentive Plan. Reserved for equity issuances under the Equity Incentive Plan are 50,000,000 shares of our common stock. During 2011 14,116,433 shares of common stock were issued under the provisions of the 2010 Equity Incentive Plan for which $92,065 of expenses were recognized.

On June 1, 2010 the Company adopted its 2010 Service Provider Stock Compensation Plan. Reserved for equity issuances under the Service Provider Stock Compensation Plan are 50,000,000 shares of our common stock. No equity issuances were made during the reporting period from the 2010 Service Provider Stock Compensation Plan.

During 2012 and 2011, the Company issued the following compensatory shares outside of its existing Stock Option and Restricted Share Plans at the discretion of the Board of Directors:

For the year ended December 31, 2012 14,250,000 shares of common stock were issued for $285,000 of expenses and prepaid expenses.

For the year ended December 31, 2012 1, 500,000 shares of preferred stock were issued for $161,463 of expenses and liabilities.

For the year ended December 31, 2011 5,000,000 shares of common stock were issued for which $30,000 of expenses were recognized

For the year ended December 31, 2011 500,000 shares of preferred stock were issued for which $33,000 of expenses were recognized.

In addition, shares of common stock were also issued in 2012 in payment of accounts payable amounting to $28,500, in payment of accrued compensation of $108,501, in payment of notes payable of $15,000 and accrued interest of $75,000..

In addition, shares of common stock were also issued in 2011 in payment of accounts payable amounting to $20,660 and in payment of notes payable of $43,500, including interest.

Independent contractors and consultants’ expense was based on the estimated value of services rendered or the value of the common stock issued, if more reliably determined.

Stock Options and Warrants

On April 2, 2010, the Company adopted its 2010 Equity Incentive Plan, which authorized, among other forms of incentives, the issuance of stock options. Reserved for equity issuances under the 2010 Equity Incentive Plan are 50,000,000 shares of our common stock. No equity issuances have been made from the 2010 Equity Incentive Plan. Stock options, which may be tax qualified and non-qualified, are exercisable for a period of up to ten years at prices at or above market prices as established on the date of the grant.